Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal corporate income tax rate					34.00%
Operating losses subject to annual limits					$ 16,400
Annual usage limit of operating loss carryforwards					1,500
Net operating losses inherited via acquisition					14,800
Federal income tax loss carryforwards	235,100		235,100		207,000
Federal and state research and development tax credits	6,600		6,600		5,848	5,556
Expiration date of Federal income tax loss carryforwards			2022		2022
Income tax benefit recognized	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0